7. Accrued Expenses (Details) - USD ($)	Sep. 30, 2017	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Payroll taxes and related penalties and interest	$ 1,006,695	$ 1,003,619	$ 827,869	$ 674,136
Professional services	943,131	864,100	693,050	549,000
Other	144,449	138,176	115,919	62,076
Total Accrued Expenses	4,231,888	3,986,581	3,051,548	2,161,757
Officers
Salaries, wages and benefits	2,091,513	1,934,586	1,368,610	830,445
Non-Officers
Salaries, wages and benefits	$ 46,100	$ 46,100	$ 46,100	$ 46,100